Description of Business (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol	NM
Navios Logistics
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	63.80%
Entity incorporation date of incorporation	Dec. 17, 2007
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol	NMCI
Ownership percentage of Navios Holdings	3.90%	3.70%
Navios Partners
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol	NMM
Ownership percentage of Navios Holdings	17.90%		12.60%
Navios Acquisition
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol	NNA
Ownership percentage of Navios Holdings	29.50%
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Date of conversion into a limited partnership	Nov. 30, 2018